                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21164

                                TCW PREMIER FUNDS
               (Exact name of registrant as specified in charter)

          865 SOUTH FIGUEROA STREET, SUITE 1800, LOS ANGELES, CA 90017
                    (Address of principal executive offices)

                              PHILIP K. HOLL, ESQ.
                                    SECRETARY
                      865 SOUTH FIGUEROA STREET, SUITE 1800
                              LOS ANGELES, CA 90017
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (213) 244-0000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2004

          Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

          A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

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ITEM 1.   REPORT TO STOCKHOLDERS.
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================================================================================

                                TCW PREMIER FUNDS


                                FINANCIAL REPORT

                                DECEMBER 31, 2004


================================================================================

TCW PREMIER FUNDS

Table of Contents

Statements of Assets and Liabilities                                               2

Notes to Statements of Assets and Liabilities                                      3

Report of Independent Registered Public Accounting Firm                            4

Proxy Voting Guidelines and Availability of Quarterly Portfolio Schedule           5

Trustees and Officers                                                              6

TCW PREMIER FUNDS

Statements of Assets and Liabilities
December 31, 2004

                                                               TCW PREMIER
                                             TCW PREMIER          VALUE
                                             OPPORTUNITY      OPPORTUNITIES
                                                FUND              FUND
                                           ---------------   ---------------
ASSETS:

   Cash                                    $        50,000   $        50,000
                                           ---------------   ---------------
NET ASSETS                                 $        50,000   $        50,000
                                           ===============   ===============
NET ASSETS CONSIST OF:

   Paid-in Capital                         $        50,000   $        50,000
                                           ===============   ===============
CAPITAL SHARES OUTSTANDING                           5,000             5,000
                                           ===============   ===============
NET ASSET VALUE PER SHARE                  $         10.00   $         10.00
                                           ===============   ===============

SEE ACCOMPANYING NOTES TO STATEMENTS OF ASSETS AND LIABILITIES.

Notes to the Statements of Assets and Liabilities
December 31, 2004

NOTE 1 - ORGANIZATION

TCW Premier Funds (the "Funds") was organized as a Delaware Business Trust on July 16, 2002 and is registered under the Investment Company Act of 1940 ("1940 Act"), as an open-end management investment company comprised of two series: TCW Premier Opportunity Fund and TCW Premier Value Opportunities Fund. TCW Investment Management Company (the "Advisor") is the investment advisor to the Funds. The Advisor is registered under the Investment Advisors Act of 1940.

The primary investment objective of the TCW Premier Opportunity Fund is to seek capital appreciation through investing in equity securities of small capitalization companies. The primary investment objective of the TCW Premier Value Opportunities Fund is to achieve long-term capital appreciation by investing in equity securities issued by midcap value companies.

The Funds have had no operations to date other than those relating to its organization and the sale of shares of beneficial interest to the Advisor. The cash is maintained in a non-interest bearing custodial account.

NOTE 2 - FEES AND TRANSACTIONS WITH RELATED PARTIES

The Funds and the Advisor have entered into an investment advisory and management agreement, under the terms of which the Funds have employed the Advisor to manage the investment of its assets, to place orders for the purchase and sale of its portfolio securities, and to be responsible for overall management of the Funds' business affairs, subject to control by the Board of Trustees. The Funds pay to the Advisor as compensation for the services rendered and facilities furnished the following annual management fees as a percentage of daily net asset value:

     TCW Premier Opportunity Fund                                  1.00%
     TCW Premier Value Opportunities Fund                          0.80%

The Funds shall also pay all expenses incurred in connection with the operations of the Funds. The Advisor will pay the organizational expenses and other expenses incurred prior to commencement of operations.

The Funds have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the 12b-1 plan, each Fund pays a fee of up to 0.25% of net assets to the Funds' distributor for distributing shares, for advertising and marketing related to the Funds, and for providing or procuring a variety of administrative and other services for investors. The Funds' distributor may pay all or part of this fee to participating insurance companies, the broker-dealer acting as principal underwriter for their variable insurance products, or to service providers to a plan.

TCW Brokerage Services, an affiliate of the Advisor, serves as the distributor of the Funds' shares.

NOTE 3 - FEDERAL INCOME TAXATION

It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their net taxable income, including any net realized gain on investments, to their shareholders.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholder of the TCW Premier Funds:

We have audited the accompanying statements of assets and liabilities of TCW Premier Funds (the "Funds") comprising the Opportunity Fund and Value Opportunities Fund as of December 31, 2004. These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audit in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Funds constituting the TCW Premier Funds as of December 31, 2004, in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP
Los Angeles, California
February 18, 2005

Proxy Voting Guidelines and Availability of Quarterly Portfolio Schedule

PROXY VOTING GUIDELINES

The policies and procedures that the Funds use to determine how to vote proxies are available without charge. The Board of Trustees of the Funds has delegated the proxy voting authority to the Advisor.

DISCLOSURE OF PROXY VOTING GUIDELINES

The proxy voting guidelines of the Advisor are available:

     1.   By calling 800-FUND-TCW to obtain a hard copy; or

     2.   By going to the SEC website at http://www.sec.gov.

When the Funds receive a request for a description of the Advisor's proxy voting guidelines, it will deliver the description that is disclosed in the Funds' Statement of Additional Information. This information will be sent out via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Advisor, on behalf of the Funds, shall prepare and file Form N-PX with the SEC not later than August 31 of each year, which shall include the Funds' proxy voting record for the most recent twelve-month period ended June 30 of that year. The Funds' proxy voting record for the most recent twelve-month period ended June 30 is available:

     1.   By calling 800-FUND-TCW to obtain a hard copy; or

     2.   By going to the SEC website at http://www.sec.gov.

When the Funds receive a request for the Funds' proxy voting record, it will send the information disclosed in the Funds' most recently filed report on Form N-PX via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Funds also disclose the proxy voting record on its website as soon as is reasonably practicable after its report on Form N-PX is filed with the SEC.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

The Funds file a complete schedule of the portfolio holdings with the SEC for the first and third quarters of the fiscal year on Form N-Q. The Form N-Q is available by calling 800-FUND-TCW to obtain a hard copy. You may also obtain the Funds' Form N-Q:

     1.   By going to the SEC website at http://www.sec.gov.; or

     2. By visiting the SEC's Public Reference Room in Washington, D.C. and photocopying it (Phone 1-800-SEC-0330 for information on the operation of the SEC's Public Reference Room).

Board of Trustees and Officers

A board of eight trustees is responsible for overseeing the operations of the two Premier Funds. The trustees of the Funds, and their business addresses and their principal occupations for the last five years are set forth below.

INDEPENDENT TRUSTEES

      NAME, ADDRESS, AGE AND            TERM OF OFFICE AND       PRINCIPAL OCCUPATION(S) DURING       OTHER DIRECTORSHIPS HELD BY
       POSITION WITH FUNDS             LENGTH OF TIME SERVED              PAST 5 YEARS                         TRUSTEE
-----------------------------------  -------------------------  --------------------------------  ----------------------------------
Samuel P. Bell (68)                  Mr. Bell has served as a   Private investor.  Previously,    Point 360 (audio visual services),
c/o Paul, Hastings, Janofsky &       trustee of TCW Premier     President, Los Angeles Business   Broadway National Bank (banking),
Walker LLP                           Funds since July 2002.     Advisors since 1996.  Prior to    TCW Galileo Funds, Inc. (mutual
Counsel to the Independent Trustees                             1996, Mr. Bell served as the      fund) and TCW Convertible
515 South Flower Street                                         Area Managing Partner of Ernst    Securities Fund, Inc. (closed-end
Los Angeles, CA  90071                                          & Young LLP for the Pacific       fund).
                                                                Southwest Area.

Richard W. Call (80)                 Mr. Call has served as a   Private Investor. Former          TCW Galileo Funds, Inc. (mutual
496 Prospect Terrace                 trustee of TCW Premier     President of The Seaver           fund) and TCW Convertible
Pasadena, CA  91103                  Funds since July 2002.     Institute (a private              Securities Fund, Inc. (closed-end
                                                                foundation).                      fund).

Matthew K. Fong (51)                 Mr. Fong has served as a   President, Strategic Advisory     Seismic Warning Systems, Inc.,
Strategic Advisory Group             trustee of TCW Premier     Group, Of Counsel Sheppard,       Viata Inc. (home entertainment
13191 Crossroad Parkway North        Funds since July 2002.     Mullin, Richter & Hamilton (law   products), Zero Stage Capital
City of Industry, CA 91746                                      firm) since 1999.  From 1995 to   (private equity partnership), TCW
                                                                1998, Mr. Fong served as          Convertible Securities Funds, Inc.
                                                                Treasurer of the State of         (closed-end fund) and TCW Galileo
                                                                California.                       Funds, Inc. (mutual fund).

John A. Gavin (73)                   Mr. Gavin has served as a  Founder and Chairman of Gamma     Causeway Capital (investment
c/o Paul, Hastings, Janofsky &       trustee of TCW Premier     Holdings (international capital   advisor), TCW Convertible
Walker LLP                           Funds since July 2002.     consulting firm).                 Securities Fund, Inc. (closed-end
Counsel to the Independent Trustees                                                               fund), TCW Galileo Funds, Inc.
515 South Flower Street                                                                           (mutual fund) and Hotchkis and
Los Angeles, CA  90071                                                                            Wiley Funds (mutual funds).

      NAME, ADDRESS, AGE AND            TERM OF OFFICE AND       PRINCIPAL OCCUPATION(S) DURING       OTHER DIRECTORSHIPS HELD BY
       POSITION WITH FUNDS             LENGTH OF TIME SERVED              PAST 5 YEARS                         TRUSTEE
-----------------------------------  -------------------------  --------------------------------  ----------------------------------
Patrick C. Haden (52)                Mr. Haden has served as a  General Partner, Riordan, Lewis   Indy Mac Mortgage Holdings
300 South Grand Avenue               trustee of TCW Premier     & Haden (private equity           (mortgage banking), Tetra Tech,
Los Angeles, CA  90071               Funds since July 2002.     partnership).                     Inc. (environmental consulting),
                                                                                                  TCW Galileo Funds, Inc. (mutual
                                                                                                  fund) and TCW Convertible
                                                                                                  Securities Fund, Inc. (closed-end
                                                                                                  fund).

Charles A. Parker (70)               Mr. Parker has served as   Private Investor.                 Horace Mann Educators Corp.,
c/o Paul, Hastings, Janofsky &       a trustee of TCW Premier                                     trustee of the Burridge Center for
Walker LLP                           Funds since July 2002.                                       Research in Security Prices
Counsel to the Independent Trustees                                                               (University of Colorado), Amerindo
515 South Flower Street                                                                           Funds (mutual fund), TCW
Los Angeles, CA 90071                                                                             Convertible Securities Fund, Inc.
                                                                                                  (closed-end fund) and TCW Galileo
                                                                                                  Funds, Inc. (mutual fund).

INTERESTED TRUSTEES

Each of these trustees is "interested persons" of the Funds, as defined in the 1940 Act, because they are directors and officers of the Advisor, and shareholders and directors of The TCW Group, Inc., the parent company of the Advisor.

      NAME, ADDRESS, AGE AND            TERM OF OFFICE AND       PRINCIPAL OCCUPATION(S) DURING       OTHER DIRECTORSHIPS HELD BY
       POSITION WITH FUNDS             LENGTH OF TIME SERVED              PAST 5 YEARS                         TRUSTEE
-----------------------------------  -------------------------  --------------------------------  ----------------------------------
Marc I. Stern (60)                   Mr. Stern has served as a  President and Director, The TCW   Qualcomm Incorporated
865 South Figueroa Street            trustee since July 2002.   Group, Inc., Chairman, the        (wireless communications) and
Los Angeles, CA  90017                                          Advisor, Vice Chairman, TCW       TCW Galileo Funds, Inc.
                                                                Asset Management Company, Vice    (mutual fund).
                                                                Chairman, Trust Company of the
                                                                West.

      NAME, ADDRESS, AGE AND            TERM OF OFFICE AND       PRINCIPAL OCCUPATION(S) DURING       OTHER DIRECTORSHIPS HELD BY
       POSITION WITH FUNDS             LENGTH OF TIME SERVED              PAST 5 YEARS                         TRUSTEE
-----------------------------------  -------------------------  --------------------------------  ----------------------------------
Thomas E. Larkin, Jr. (65)           Mr. Larkin has served as   Vice Chairman, The TCW Group,     TCW Galileo Funds, Inc. (mutual
865 South Figueroa Street            a trustee since July       Inc., the Advisor, TCW Asset      fund).
Los Angeles, CA  90017               2002.                      Management Company and Trust
                                                                Company of the West.

The officers of the Funds who are not trustees of the Funds are:

                                        POSITION(S) HELD                    PRINCIPAL OCCUPATION(S) DURING
       NAME AND ADDRESS                   WITH COMPANY                              PAST 5 YEARS (1)
------------------------------     -------------------------     ------------------------------------------------------
Alvin R. Albe, Jr. (51)*           President and Chief           President and Director, the Advisor, Executive Vice
                                   Executive Officer             President and Director of TCW Asset Management
                                                                 Company and Trust Company of the West; Executive Vice
                                                                 President, The TCW Group, Inc.; President and Chief
                                                                 Executive Officer, TCW Convertible Securities Fund,
                                                                 Inc. and TCW Galileo Funds, Inc.

David S. DeVito (42)*              Treasurer and Chief           Managing Director and Chief Financial Officer, the
                                   Financial Officer             Advisor, The TCW Group, Inc., Trust Company of the
                                                                 West and TCW Asset Management Company; Treasurer and
                                                                 Chief Financial Officer to TCW Convertible Securities
                                                                 Fund, Inc.

Hilary G.D. Lord (48)*             Senior Vice President,        Managing Director and Chief Compliance Officer, the
                                   Chief Compliance Officer      Advisor, the TCW Group, Inc., Trust company of the
                                   and Assistant Secretary       West and TCW Asset Management Cmpany.

Michael E. Cahill (53)*            Senior Vice President,        Group Managing Director, General Counsel and
                                   General Counsel and           Secretary, the Advisor, The TCW Group, Inc., Trust
                                   Assistant Secretary           Company of the West and TCW Asset Management Company.

Philip K. Holl (55)*               Secretary and Associate       Senior Vice President and Associate General Counsel,
                                   General Counsel               the Advisor, Trust Company of the West and TCW Asset
                                                                 Management Company; Secretary to TCW Convertible
                                                                 Securities Fund, Inc.

----------
(1) Positions with The TCW Group, Inc. and its affiliates may have changed over time.

*    Address is 865 South Figueroa Street, 18th Floor, Los Angeles, California
     90017

                                        POSITION(S) HELD                    PRINCIPAL OCCUPATION(S) DURING
       NAME AND ADDRESS                   WITH COMPANY                              PAST 5 YEARS (1)
------------------------------     -------------------------     ------------------------------------------------------
Charles W. Baldiswieler (46)*      Senior Vice President         Managing Director, the Advisor, Trust Company of the
                                                                 West and TCW Asset Management Company.

Dennis J. McCarthy (47)*           Senior Vice President         Senior Vice President, the Advisor, Trust Company of
                                                                 the West and TCW Asset Management Company since
                                                                 October, 1999.  Previously, Vice President with
                                                                 Founders Asset Management.

Ronald R. Redell (34)*             Senior Vice President         Senior Vice President, the Advisor, Trust Company of
                                                                 the West and TCW Asset Management Company since
                                                                 August, 2000.  Previously, National Sales Manager
                                                                 with RS Investment Management (formerly Robertson
                                                                 Stephens).

George N. Winn (36)*               Assistant Treasurer           Vice President, the Advisor, Trust Company of the
                                                                 West and TCW Asset Management Company.

----------

(1) Positions with The TCW Group, Inc. and its affiliates may have changed over time.

*    Address is 865 South Figueroa Street, 18th Floor, Los Angeles, California
     90017

ITEM 2. CODE OF ETHICS. The registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer or persons performing similar functions. The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, please contact the registrant at (877) 829-4768.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT. The registrant has an audit committee financial expert, Samuel P. Bell, who is independent of management serving on its audit committee.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

          (a) AUDIT FEES PAID BY REGISTRANT

                          2003       2004
                          ----       ----
                        $ 2,100     $ 2,496

          (b) AUDIT-RELATED FEES PAID BY REGISTRANT

                         2003       2004
                         ----       ----
                          0          0

          (c) TAX FEES PAID BY REGISTRANT

                         2003       2004
                         ----       ----
                          0          0

          Fees were for the preparation and filing of the registrant's corporate returns.

          (d) ALL OTHER FEES PAID BY REGISTRANT

                         2003       2004
                         ----       ----
                          0          0

          (e) (1) The registrant's audit committee approves each specific service the auditor will perform for the registrant. Accordingly, the audit committee has not established pre-approval policies or procedures for services that the auditor may perform for the registrant.

          (e) (2) None

          (f) Not Applicable.

          (g) No non-audit fees above were billed by the registrant's accountant for services rendered to the registrant, or rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

          (h) Not Applicable.

ITEM 5.   AUDIT OF COMMITTEE OF LISTED REGISTRANTS.  Not Applicable.

ITEM 6.   SCHEDULE OF INVESTMENTS.  Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not Applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. Not Applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.  Not Applicable.

ITEM 11.  CONTROLS AND PROCEDURES.

          (a) The Chief Executive Officer and Chief Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1990 and 15d-15(b) under the Exchange Act.

          (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

          (a) EX-99.CODE - Code of Ethics

          (b) EX-99.CERT - Section 302 Certifications (filed herewith). EX-99.906CERT - Section 906 Certification (filed herewith).

                                   SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                        TCW Premier Funds

By (Signature and Title)
                                           /s/ Alvin R. Albe, Jr.
                                    -----------------------------
                                    Alvin R. Albe, Jr.
                                    Chief Executive Officer

Date                                March 3, 2005


          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)
                                           /s/ Alvin R. Albe, Jr.
                                    -----------------------------
                                    Alvin R. Albe, Jr.
                                    Chief Executive Officer

Date                                March 3, 2005

By (Signature and Title)
                                           /s/ David S. DeVito
                                    ----------------------------
                                    David S. DeVito
                                    Chief Financial Officer

Date                                March 3, 2005